SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term	10 years
Stock Incentive plan, shares authorized	5,000,000
Shares granted	3,900,000
Cashless Stock Option [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	2,250,000
Exercise price of stock options granted	$ 0.10